                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-5786

                  Van Kampen Investment Grade Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders


       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-----------------------------
NYSE Ticker Symbol - VIG
-----------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     6.59%
-----------------------------------------------------------------------
One-year total return(1)                                     11.34%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      3.38%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       2.45%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  4.68%
-----------------------------------------------------------------------
Commencement date                                          11/30/89
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      5.46%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                  8.89%
-----------------------------------------------------------------------
Preferred share rate(4)                                      1.000%
-----------------------------------------------------------------------
Net asset value                                              $10.25
-----------------------------------------------------------------------
Closing common share market price                             $9.01
-----------------------------------------------------------------------
Six-month high common share market price (4/30/03)            $9.01
-----------------------------------------------------------------------
Six-month low common share market price (12/18/02)            $8.51
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  65.6%
AA/Aa.............................  14.1%
A/A...............................   7.6%
BBB/Baa...........................   6.1%
B/B...............................   0.5%
CC/Ca.............................   0.1%
Non-Rated.........................   6.0%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Public Building...................  13.6%
General Purpose...................  13.1%
Health Care.......................  11.6%
Single-Family Housing.............  10.8%
Public Education..................   8.3%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $11.7900                           $13.6250
6/93                                                                     $11.9000                           $13.3750
                                                                         $12.1600                           $14.0000
                                                                         $12.2000                           $12.7500
                                                                         $10.9500                           $11.6250
6/94                                                                     $10.8100                           $12.3750
                                                                         $10.7500                           $12.0000
                                                                         $10.3300                           $10.5000
                                                                         $10.9500                           $11.2500
6/95                                                                     $10.7000                           $10.5000
                                                                         $10.7100                           $10.7500
                                                                         $11.0600                           $10.5000
                                                                         $10.5200                           $11.0000
6/96                                                                     $10.3400                           $10.8750
                                                                         $10.4100                           $10.8750
                                                                         $10.4800                           $10.6250
                                                                         $10.2800                           $10.3750
6/97                                                                     $10.4800                           $10.5620
                                                                         $10.6500                           $10.9370
                                                                         $10.6700                           $10.8750
                                                                         $10.6500                           $10.5625
6/98                                                                     $10.6500                           $10.8750
                                                                         $10.7600                           $11.2500
                                                                         $10.5600                           $11.0625
                                                                         $10.4400                           $11.0000
6/99                                                                      $9.9800                           $10.3750
                                                                          $9.6300                            $9.0625
                                                                          $9.2300                            $8.1250
                                                                          $9.3400                            $8.1250
6/00                                                                      $9.1900                            $8.1875
                                                                          $9.3600                            $8.1900
                                                                          $9.8100                            $8.2000
                                                                          $9.8800                            $8.6200
6/01                                                                      $9.7400                            $8.3800
                                                                          $9.8800                            $8.6700
                                                                          $9.5700                            $8.4000
                                                                          $9.5300                            $8.3600
6/02                                                                      $9.8700                            $8.8500
                                                                         $10.3400                            $9.3300
                                                                         $10.1500                            $8.8500
                                                                         $10.1600                            $8.8900
4/03                                                                     $10.2500                            $9.0100

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN INVESTMENT GRADE MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TOM BYRON, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 2000 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1981. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result of this activity, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50% of all issuance. This credit enhancement feature made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0410 per share translated to a distribution rate of 5.46 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 8.89 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 6.59 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   While interest rates fell somewhat
during the period, they remained largely confined to a relatively tight trading range at historically low levels. As a result, there were fewer compelling opportunities for reinvesting the proceeds of sales from the portfolio than we've seen in some time. This had the result of keeping the portfolio's turnover low relative to normal levels as we attempted to protect the trust's dividend by limiting the likelihood of having to reinvest in lower-yielding securities.

    Overall, our focus over the period was on positioning the portfolio to perform well in the event of rising interest rates while also maintaining an attractive yield. One of our primary methods for doing this was to purchase premium bonds with maturities of between 15 and 20 years and a shorter call date. The yield of these bonds is competitive, yet their interest rate volatility is more closely related to the 10-year call feature. Our quantitative analysis showed that this segment of the yield curve offered the optimal combination of both total return potential and downside protection.

    Our approach also continued to emphasize active trading of highly liquid bonds to capture shifts in relative value between various sectors and state markets. For example, California was a major issuer of debt during the period, and issued so much that prices for the state's debt temporarily dropped due to the influx of supply. We took advantage of this issuance by purchasing several well-structured deals for the portfolio. We anticipate that these bonds will return to fair value, and when they do we may consider selling them.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          MUNICIPAL BONDS  148.8%
          ALASKA  4.6%
$1,000    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)
          (a).........................................   5.750%    10/01/17  $ 1,136,610
 1,000    Matanuska-Susitna Boro, AK Ctf Part Pub
          Safety Bldg Lease (FSA Insd)................   5.750     03/01/16    1,147,410
                                                                             -----------
                                                                               2,284,020
                                                                             -----------
          ARIZONA  2.4%
 1,000    Phoenix, AZ Civic Impt Corp Wastewtr Sys Rev
          Jr Lien (Prerefunded @ 07/01/10) (FGIC
          Insd).......................................   6.250     07/01/17    1,212,310
                                                                             -----------
          ARKANSAS  1.2%
   616    Dogwood Addition PRD Muni Ppty Owners
          Multi-Purp Impt Dist No 8 Maumelle AK Impt
          Ser 2001 Rfdg...............................   7.500     03/01/06      612,966
                                                                             -----------

          CALIFORNIA  15.7%
   750    California St Dept Wtr Res Pwr Ser A........   6.000     05/01/15      865,567
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (a)...................................   5.375     05/01/18    1,105,700
   995    California St Pub Wks Brd UCLA Replacement
          Hosp Ser A (FSA Insd).......................   5.375     10/01/20    1,085,545
 4,290    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd)
          (a).........................................    *        09/01/17    2,160,101
   225    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Sr Lien Ser A (Prerefunded @
          01/01/10) (b)............................... 0/7.150     01/01/13      257,134
   500    Fresno, CA Uni Sch Dist Ser A Rfdg (MBIA
          Insd).......................................   6.100     08/01/12      603,505
 1,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd).......................................   5.375     07/01/18    1,117,890
 1,000    San Joaquin Hills, CA Transn Corridor Agy
          Toll Rd Rev Cap Apprec Ser A Rfdg (MBIA
          Insd).......................................    *        01/15/27      290,940
 1,000    San Joaquin Hills, CA Transn Corridor Agy
          Toll Rd Rev Cap Apprec Ser A Rfdg (MBIA
          Insd).......................................    *        01/15/28      274,920
                                                                             -----------
                                                                               7,761,302
                                                                             -----------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          COLORADO  6.0%
$  145    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500%    09/01/03  $   149,950
   160    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/04      181,426
   180    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/05      220,552
   205    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/06      268,158
   235    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/07      323,137
   265    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/08      380,047
   300    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/09      446,583
   340    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/10      520,424
   220    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................  11.500     09/01/11      347,204
   100    Jefferson Cnty, CO Residential Mtg Rev
          (Escrowed to Maturity)......................   9.000     09/01/12      142,832
                                                                             -----------
                                                                               2,980,313
                                                                             -----------
          FLORIDA  9.0%
 1,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd).......................................   5.950     07/01/20    1,096,140
   500    Florida St Dept Environmental FL Forever Ser
          A (MBIA Insd)...............................   5.375     07/01/17      560,085
 1,000    Jacksonville, FL Rev Better Jacksonville
          (MBIA Insd).................................   5.250     10/01/21    1,083,010
   243    Sun N Lake of Sebring, FL Impt Dist Spl
          Assmt (c) (d)...............................  10.000     03/01/04            0
   225    Sun N Lake of Sebring, FL Impt Dist Spl
          Assmt (c) (d)...............................   3.000     12/15/11            0
 2,300    Sun N Lake of Sebring, FL Impt Dist Spl
          Assmt Ser A (c) (d) (e).....................  10.000     12/15/11      616,400
 1,000    West Palm Beach, FL.........................   5.250     03/01/14    1,103,450
                                                                             -----------
                                                                               4,459,085
                                                                             -----------
          GEORGIA  2.2%
 1,000    Municipal Elec Auth GA Combustion Turbine
          Proj Ser A (MBIA Insd)......................   5.250     11/01/16    1,105,090
                                                                             -----------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          ILLINOIS  14.7%
$  200    Bedford Park, IL Tax Increment 71st & Cicero
          Proj Rfdg...................................   7.000%    01/01/06  $   204,918
   400    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Inc Proj Ser B Rfdg (c) (f).....   6.100     11/01/35       46,800
 1,250    Chicago, IL Proj Ser C Rfdg (FGIC Insd).....   5.500     01/01/40    1,342,825
   240    Chicago, IL Single Family Mtg Rev Ser B
          (GNMA Collateralized).......................   7.625     09/01/27      250,565
   510    Cook Cnty, IL Sch Dist No 107 (a)...........   7.150     12/01/08      621,170
   575    Cook Cnty, IL Sch Dist No 107...............   7.200     12/01/09      711,051
   625    Cook Cnty, IL Sch Dist No 107...............   7.000     12/01/10      770,175
   500    Hodgkins, IL Tax Increment Ser A Rfdg.......   7.625     12/01/13      534,255
 1,500    Illinois Hlth Fac Auth Rev Lake Forest Hosp
          Ser A.......................................   5.750     07/01/29    1,546,755
   335    Illinois Hsg Dev Auth Rev Homeowner Mtg
          G2..........................................   6.050     08/01/29      356,071
   250    Lake Cnty, IL Cmnty Unit (Escrowed to
          Maturity) (Asset Gty Insd) (a)..............   7.600     02/01/14      334,378
 1,000    McHenry & Kane Cntys, IL Cmnty (FGIC
          Insd).......................................    *        01/01/16      558,560
   180    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser A (c)..............................   8.375     10/15/16          323
    70    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser B (c)..............................   8.375     10/15/16          127
                                                                             -----------
                                                                               7,277,973
                                                                             -----------
          INDIANA  3.1%
 1,000    MSD Warren Twp IN Vision 2005 First Mtg
          (FGIC Insd).................................   5.500     07/15/20    1,080,340
   500    Petersburg, IN Pollutn Ctl Rev IN Pwr &
          Lt..........................................   6.375     11/01/29      442,935
                                                                             -----------
                                                                               1,523,275
                                                                             -----------
          KANSAS  2.5%
   400    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A.........................   7.375     01/01/32      407,672
   740    Wyandotte Cnty/Kansas City, KS Uni Govt Indl
          Rev Brd Pub Util Office Bldg Complex Proj
          (MBIA Insd).................................   5.000     05/01/09      828,904
                                                                             -----------
                                                                               1,236,576
                                                                             -----------
          MASSACHUSETTS  4.3%
 1,500    Massachusetts St Fed Hwy Grant Antic Nt Ser
          A (a).......................................   5.750     06/15/14    1,722,900
   390    Massachusetts St Port Auth Rev Ser B (FSA
          Insd).......................................   5.500     07/01/15      427,424
                                                                             -----------
                                                                               2,150,324
                                                                             -----------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          MISSOURI  2.9%
$1,000    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc....   5.625%    06/01/27  $ 1,023,510
   400    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Rfdg.................................   7.000     10/01/21      423,276
                                                                             -----------
                                                                               1,446,786
                                                                             -----------
          NEVADA  4.5%
 2,070    Nevada Hsg Div Single Family Mtg Mezz Ser D2
          (a).........................................   6.300     04/01/21    2,227,879
                                                                             -----------

          NEW HAMPSHIRE  1.1%
   525    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch..............................   6.750     07/01/20      537,716
                                                                             -----------

          NEW JERSEY  9.1%
 1,000    New Jersey Econ Dev Auth Econ Dev Rev
          Kapkowski Rd Landfill Proj Rfdg.............   5.750     04/01/31      973,530
 1,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          American Wtr Co Inc Ser B (FGIC Insd) (a)...   5.375     05/01/32    1,567,560
 1,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt
          Ser A (AMBAC Insd)..........................   5.250     09/01/21    1,077,540
   765    New Jersey St Trans Corp Cap Grant Antic Nt
          Ser B (AMBAC Insd)..........................   5.500     02/01/08      867,395
                                                                             -----------
                                                                               4,486,025
                                                                             -----------
          NEW YORK  13.0%
   335    Auburn, NY City Sch Dist Ser A Rfdg (FGIC
          Insd).......................................   4.000     12/01/11      349,774
 1,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Sec Ser A...................................   5.750     11/15/13    1,128,070
 1,000    New York City Ser H.........................   5.750     03/15/13    1,092,790
 1,000    New York St Environmental Fac Ser C.........   5.000     07/15/20    1,059,330
 1,000    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg (AMBAC Insd).....................   5.500     04/01/11    1,137,070
 1,000    New York St Urban Dev Corp Personal Income
          Tax Ser C 1 (FGIC Insd).....................   5.500     03/15/19    1,117,440
   500    Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty
          Dev Ppty Yonkers Inc Ser A..................   6.625     02/01/26      535,550
                                                                             -----------
                                                                               6,420,024
                                                                             -----------
          NORTH CAROLINA  2.2%
 1,000    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd).......................................   5.250     01/01/20    1,074,860
                                                                             -----------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          OHIO  4.8%
$1,000    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd).......   5.250%    12/01/19  $ 1,087,470
 1,250    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj
          Ser A (FSA Insd)............................   5.000     04/01/22    1,302,450
                                                                             -----------
                                                                               2,389,920
                                                                             -----------
          OREGON  2.2%
 1,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd).......................................   5.250     11/01/18    1,088,600
                                                                             -----------

          PENNSYLVANIA  2.8%
 1,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Rfdg (a).....   7.625     05/01/20    1,072,810
   315    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev Wesbury Utd Methodist Cmnty.............   5.875     08/15/10      317,211
                                                                             -----------
                                                                               1,390,021
                                                                             -----------
          SOUTH CAROLINA  4.9%
 1,235    Rock Hill, SC Util Sys Rev Ser C Rfdg (FSA
          Insd) (a)...................................   5.250     01/01/15    1,361,143
 1,000    South Carolina Jobs Econ Elec & Gas Co Proj
          Ser A (AMBAC Insd)..........................   5.200     11/01/27    1,047,730
                                                                             -----------
                                                                               2,408,873
                                                                             -----------
          TENNESSEE  3.6%
   400    Elizabethton, TN Hlth & Edl Fac Brd Rev Hosp
          Ser B Impt & Rfdg (MBIA Insd)...............   7.750     07/01/29      523,600
   400    Elizabethton, TN Hlth & Edl Fac Brd Rev Hosp
          Ser B Impt & Rfdg...........................   8.000     07/01/33      453,708
   750    Memphis, TN Gen Impt (g)....................   5.000     05/01/20      793,440
                                                                             -----------
                                                                               1,770,748
                                                                             -----------
          TEXAS  17.1%
   500    Brazos River Auth TX Pollutn Adj TXU Elec Co
          Proj Ser C Rfdg.............................   5.750     05/01/36      492,225
 1,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt
          Ser A Rfdg (FGIC Insd)......................   5.500     11/01/31    1,043,080
 1,500    Fort Worth, TX Wtr & Swr Rev Impt Rfdg......   5.750     02/15/16    1,712,655
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
          Insd).......................................   5.625     07/01/30    1,041,780
   400    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.........................   7.250     01/01/31      361,696
 1,000    North Cent TX Hlth Fac Dev Hosp Baylor
          Hlthcare Sys Proj Ser A.....................   5.125     05/15/29    1,006,520

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)     DESCRIPTION                                   COUPON     MATURITY     VALUE
          TEXAS (CONTINUED)
$  275    Pecos Cnty, TX Ctf Part.....................   6.000%    01/12/08  $   280,127
 2,480    Texas St Pub Ppty Fin Corp Rev Mental Hlth &
          Retardation Rfdg (FSA Insd) (a).............   5.500     09/01/13    2,555,764
                                                                             -----------
                                                                               8,493,847
                                                                             -----------
          VIRGINIA  4.6%
 2,000    Richmond, VA (FSA Insd) (a).................   5.500     01/15/11    2,296,320
                                                                             -----------

          WASHINGTON  8.2%
 1,000    Energy Northwest, WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)...........................   5.500     07/01/17    1,108,250
 1,660    Pierce Cnty, WA (AMBAC Insd)................   5.750     08/01/16    1,905,215
 1,000    Port Seattle, WA Rev Ser B (MBIA Insd)......   5.625     02/01/24    1,053,390
                                                                             -----------
                                                                               4,066,855
                                                                             -----------
          GUAM  2.1%
 1,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)........   5.250     10/01/34    1,050,430
                                                                             -----------

TOTAL LONG-TERM INVESTMENTS  148.8%
  (Cost $70,523,435).......................................................   73,752,138

SHORT-TERM INVESTMENT  1.4%
  (Cost $700,000)..........................................................      700,000
                                                                             -----------

TOTAL INVESTMENTS  150.2%
  (Cost $71,223,435).......................................................   74,452,138
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%................................      143,171
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.4%)................  (25,010,273)
                                                                             -----------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.............................  $49,585,036
                                                                             ===========

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Non-income producing security.

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Securities purchased on a when-issued or delayed delivery basis.

AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $71,223,435)........................  $74,452,138
Cash........................................................       87,693
Receivables:
  Investments Sold..........................................    2,000,515
  Interest..................................................    1,055,884
Other.......................................................          138
                                                              -----------
    Total Assets............................................   77,596,368
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,730,160
  Variation Margin on Futures...............................       46,781
  Investment Advisory Fee...................................       36,529
  Affiliates................................................        2,442
Trustees' Deferred Compensation and Retirement Plans........      146,396
Accrued Expenses............................................       38,751
                                                              -----------
    Total Liabilities.......................................    3,001,059
Preferred Shares (including accrued distributions)..........   25,010,273
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $49,585,036
                                                              ===========
NET ASSET VALUE PER COMMON SHARE ($49,585,036 divided by
  4,839,000 shares outstanding).............................  $     10.25
                                                              ===========
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 4,839,000 shares issued and
  outstanding)..............................................  $    48,390
Paid in Surplus.............................................   52,457,225
Net Unrealized Appreciation.................................    3,189,629
Accumulated Undistributed Net Investment Income.............     (649,718)
Accumulated Net Realized Loss...............................   (5,460,490)
                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $49,585,036
                                                              ===========
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 250 issued with liquidation preference of $100,000 per share)................................................  $25,000,000
                                                              ===========
NET ASSETS INCLUDING PREFERRED SHARES.......................  $74,585,036
                                                              ===========

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $1,894,098
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     219,238
Preferred Share Maintenance.................................      40,180
Trustees' Fees and Related Expenses.........................      21,111
Legal.......................................................       8,059
Custody.....................................................       2,703
Other.......................................................      64,103
                                                              ----------
    Total Expenses..........................................     355,394
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,538,704
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  313,783
  Futures...................................................    (155,881)
                                                              ----------
Net Realized Gain...........................................     157,902
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,193,390
                                                              ----------
  End of the Period:
    Investments.............................................   3,228,703
    Futures.................................................     (39,074)
                                                              ----------
                                                               3,189,629
                                                              ----------
Net Unrealized Appreciation During the Period...............     996,239
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,154,141
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (152,604)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $2,540,241
                                                              ==========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 1,538,704         $ 3,157,485
Net Realized Gain/Loss.............................       157,902            (941,593)
Net Unrealized Appreciation During the Period......       996,239             324,142
Distributions to Preferred Shareholders:
  Net Investment Income............................      (152,604)           (357,288)
                                                      -----------         -----------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     2,540,241           2,182,746
Distributions to Common Shareholders:
  Net Investment Income............................    (1,190,138)         (2,380,294)
                                                      -----------         -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................     1,350,103            (197,548)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    48,234,933          48,432,481
                                                      -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of ($649,718)
  and ($845,680), respectively)....................   $49,585,036         $48,234,933
                                                      ===========         ===========

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    SIX MONTHS
                                                      ENDED
                                                    APRIL 30,     --------------------
                                                       2003       2002 (a)      2001
                                                    ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........  $   9.97     $  10.01    $   9.43
                                                     --------     --------    --------
  Net Investment Income............................       .32          .65         .67
  Net Realized and Unrealized Gain/Loss............       .24         (.13)        .59
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
      Net Investment Income........................      (.03)        (.07)       (.18)
                                                     --------     --------    --------
Total from Investment Operations...................       .53          .45        1.08
Distributions Paid to Common Shareholders:
      Net Investment Income........................      (.25)        (.49)       (.50)
                                                     --------     --------    --------
NET ASSET VALUE, END OF THE PERIOD.................  $  10.25     $   9.97    $  10.01
                                                     ========     ========    ========

Common Share Market Price at End of the Period.....  $   9.01     $   8.69    $   8.70
Total Return (b)...................................     6.59%*       5.64%      14.11%
Net Assets Applicable to Common Shares at End of
  the Period (In millions).........................  $   49.6     $   48.2    $   48.4
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (c).............................     1.47%        1.42%       1.46%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c)...........     6.37%        6.62%       6.77%
Portfolio Turnover.................................       18%*         37%         45%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c).............................      .97%         .93%        .96%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)...........     5.74%        5.87%       4.98%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.................       250          250         250
Asset Coverage Per Preferred Share (e).............  $298,381     $292,949    $293,730
Involuntary Liquidating Preference Per Preferred
  Share............................................  $100,000     $100,000    $100,000
Average Market Value Per Preferred Share...........  $100,000     $100,000    $100,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2000       1999       1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
    $   9.39   $  10.66   $  10.66   $  10.47   $  10.75   $  10.50   $  12.09   $  11.15
    --------   --------   --------   --------   --------   --------   --------   --------
         .76        .83        .86        .96        .88        .88        .96       1.09
         .09      (1.26)       .01        .12       (.19)       .40      (1.48)       .91
        (.21)      (.17)      (.19)      (.18)      (.19)      (.20)      (.14)      (.13)
    --------   --------   --------   --------   --------   --------   --------   --------
         .64       (.60)       .68        .90        .50       1.08       (.66)      1.87
        (.60)      (.67)      (.68)      (.71)      (.78)      (.83)      (.93)      (.93)
    --------   --------   --------   --------   --------   --------   --------   --------
    $   9.43   $   9.39   $  10.66   $  10.66   $  10.47   $  10.75   $  10.50   $  12.09
    ========   ========   ========   ========   ========   ========   ========   ========

    $   8.08   $ 8.8125   $11.0625   $10.9375   $  11.00   $ 10.625   $ 11.125   $ 13.875
      -1.60%    -15.09%      7.63%      6.13%     11.02%      2.88%    -13.59%     26.46%
    $   45.6   $   45.4   $   51.6   $   51.6   $   50.7   $   52.0   $   50.8   $   58.5
       1.52%      1.69%      1.47%      1.47%      1.51%      1.52%      1.47%      1.35%
       8.25%      8.11%      8.14%      9.14%      8.32%      8.22%      8.45%      9.28%
         41%        46%        33%        25%        39%        50%        30%         7%
        .98%      1.12%       .99%       .99%      1.01%      1.02%      1.01%       .94%
       5.92%      6.41%      6.40%      7.38%      6.55%      6.31%      7.20%      8.14%
         250        250        250        250        250        250        250        250
    $282,465   $281,691   $306,365   $306,303   $302,730   $308,150   $303,231   $334,098
    $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000
    $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Investment Grade Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will normally invest at least 80% of its total assets in tax-exempt municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on November 30, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, the Trust had $782,220 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $5,473,973, which will expire between October 31, 2003 and October 31, 2010. Of this amount, $1,576,881 will expire on October 31, 2003.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $71,308,046
                                                                ===========
Gross tax unrealized appreciation...........................    $ 6,108,597
Gross tax unrealized depreciation...........................     (2,964,505)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 3,144,092
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $3,083

    Net realized gains or losses differ for financial and tax reporting purposes primarily as a result of the capitalization of reorganization and restructuring costs for tax purposes.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $2,400 representing legal services provided by Skadden, Arps, Slate,

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $12,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $14,189,037 and $12,703,750, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................       136
Futures Opened..............................................       202
Futures Closed..............................................      (243)
                                                                  ----
Outstanding at April 30, 2003...............................        95
                                                                  ====

    The futures contracts outstanding as of April 30, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  10-Year U.S. Treasury Notes Future June 2003
    (Current Notional Value of $115,125 per contract).......      18         $ (5,279)
  5-Year U.S. Treasury Notes Future June 2003
    (Current Notional Value of $113,750 per contract).......      77          (33,795)
                                                                 ---         --------
                                                                  95         $(39,074)
                                                                 ===         ========

5. PREFERRED SHARES

The Trust has outstanding 250 Remarketed Preferred Shares ("RP"). Dividends are cumulative and the dividend rate is currently reset every 28 days through a remarketing process. The rate in effect on April 30, 2003 was 1.000%. During the six months ended April 30, 2003, the rates ranged from 1.000% to 1.659%.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred shares. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The RP are redeemable at the option of the Trust in whole or in part at the liquidation value of $100,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the RP are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. All Common Shareholders are deemed to be participants in the Plan unless they specifically elect not to participate. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    All Common Shareholders of the Trust are deemed to be participants in the Plan unless they specifically elect not to participate. You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INVESTMENT GRADE MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VIG SAR 6/03                                                   Member NASD/SIPC.
                                                                11266F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Investment Grade Municipal Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003